Schedule of Deconsolidation (Details) - USD ($)	Sep. 30, 2023	Jun. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Deconsolidation
Total assets	$ 5,142,746	$ 1,156,733	$ 11,841,226	$ 2,673,914
Total liabilities	$ (25,523,733)	(1,356,750)	$ (18,893,962)	$ (820,426)
Net assets (liabilities)		(241,365)
Net amount of deconsolidation – Recorded as a Gain on Deconsolidation of Subsidiary		$ 241,365